Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2024
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Summary of Earnings Per Share
Earnings per share attributable to owners of the parent for the years ended March 31, 2022, 2023 and 2024 are calculated based on the following information. There were no significant dilutive potential common shares outstanding for the years ended March 31, 2022, 2023 and 2024.

	2022	2023	2024
Profit for the year attributable to owners of the parent (millions of yen)	¥707,067	¥651,416	¥1,107,174
Weighted average number of common shares outstanding, basic (shares)	5,159,885,505	5,088,921,345	4,901,560,332
Basic earnings per share attributable to owners of the parent (yen)	¥137.03	¥128.01	¥225.88

Explanatory note:

*
As of the effective date of October 1, 2023, the Company implemented a three-for-one stock split of its common stock to shareholders as of the record date of September 30, 2023. Basic earnings per share attributable to owners of the parent are calculated based on the assumption that the stock split had been implemented at the beginning of the year ended March 31, 2022.